Goodwill (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Goodwill [Abstract]
Number of reportable units	2
Impairment loss		$ 2,382,538